Expenses by Nature (Tables)	12 Months Ended
Dec. 31, 2024
Expenses by Nature [Abstract]
Schedule of Expenses by Nature
	Year ended	Year ended	Year ended
	December 31, 2024	December 31, 2023	December 31, 2022
Employee benefit expense	$9,692,846	$14,136,901	$12,195,089
Outsourcing charges	14,196,270	9,693,009	6,401,995
Professional services expenses	5,019,415	7,352,785	5,229,184
Change in inventory of finished goods	18,579,888	5,337,118	7,266,283
Expected credit loss	897,170	12,153,098	-
Insurance expenses	1,153,243	1,548,512	862,649
Amortization expenses on intangible assets	821,201	726,031	1,687,618
Depreciation expenses on property and equipment	407,615	507,026	5,897,753
Depreciation expenses on right-of-use asset	166,506	15,937	40,414
Share listing expenses	-	-	70,104,989
Others	2,942,480	2,481,689	1,437,146
	$53,876,634	$53,952,106	$111,123,120

Schedule of Fair Value of Equity Consideration

Any excess of the fair value of the Company’s share issued considering a fair value of the Gorilla Ordinary Shares (price of Gorilla’s Ordinary Shares at the Closing Date) over the fair value of Global’s identifiable net assets acquired represents compensation for the service of a share exchange listing for its shares and is expensed as incurred.

Year ended
December 31, 2022
Fair value of equity consideration issued by the Company
Market value of 9,492,875 ordinary shares ($10.6 per share) (or 949,288 ordinary shares at $106.00 per share reflective of the 10-to-1 reverse stock split effective April 15, 2024)	$100,624,475
Fair value of Global net assets acquired
Net cash proceeds from Global	$32,324,004
Warrant acquired	(2,495,243)
Others	690,725
$30,519,486

Charge for listing services	$70,104,989